Average Annual Total Returns - FidelitySeriesTotalMarketIndexFund-PRO - FidelitySeriesTotalMarketIndexFund-PRO - Fidelity Series Total Market Index Fund	Apr. 29, 2023
Fidelity Series Total Market Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.53%)
Since Inception	8.50%
Fidelity Series Total Market Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.86%)
Since Inception	7.98%
Fidelity Series Total Market Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.32%)
Since Inception	6.58%
WA006
Average Annual Return:
Past 1 year	(19.53%)
Since Inception	8.50%	[1]

[1]	A From April 26, 2019